Equity - Additional Information (Detail) - MXN ($)													12 Months Ended
	Nov. 06, 2018	Nov. 01, 2018	May 04, 2018	May 03, 2018	Nov. 03, 2017	Nov. 01, 2017	May 05, 2017	May 03, 2017	Nov. 03, 2016	Nov. 01, 2016	May 05, 2016	May 03, 2016	Dec. 31, 2018	Dec. 31, 2017	Mar. 16, 2018	Mar. 09, 2018	Mar. 16, 2017	Dec. 31, 2016	Mar. 08, 2016	Mar. 07, 2016
Disclosure of classes of share capital [line items]
Capital stock issued													3,578,226,270
Common stock outstanding													17,891,131,350	17,891,131,350
Par value per share													$ 0	$ 0
Fixed capital stock amounts													$ 300,000,000	$ 300,000,000
Description of variable capital amount													Variable capital may not exceed 10 times the minimum fixed capital stock amount.	Variable capital may not exceed 10 times the minimum fixed capital stock amount.
Reserve distributed as stock dividend													$ 596,000,000	$ 596,000,000
Total CUFIN balance amount													$ 207,670,000,000
Description for dividend payable													Dividends distributed to its stockholders who are individuals and foreign residents must withhold 10% for LISR purposes, which will be paid in Mexico.
Repurchased shares													$ 0	$ 0				$ 0
BD units [member]
Disclosure of classes of share capital [line items]
Capital stock issued													2,161,177,770
Common stock outstanding													10,805,888,850
B units [member]
Disclosure of classes of share capital [line items]
Capital stock issued													1,417,048,500
Common stock outstanding													7,085,242,500
Series B shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder													Unlimited
Minimum percentage for voting													51.00%
Series L shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder													Limited
Maximum percentage for voting right													25.00%
Series D shares [member]
Disclosure of classes of share capital [line items]
Voting rights for common stock holder													Limited
Maximum percentage for voting right													49.00%
Sub series D-L shares [member]
Disclosure of classes of share capital [line items]
Maximum percentage for voting right													25.00%
Non cumulative premium [member]
Disclosure of classes of share capital [line items]
Dividend payable													125.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Debt to earnings before interest, taxes, depreciation and amortization ratio													150.00%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid															$ 9,220,000,000		$ 8,636,000,000		$ 8,355,000,000
Percentage of dividend paid	50.00%		50.00%		50.00%		50.00%		50.00%		50.00%
Maximum reserve for share purchase	$ 7,000,000,000				$ 7,000,000,000				$ 7,000,000,000
Ordinary shares [member] | Non-controlling interest [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid		$ 3,713,000,000				$ 3,622,000,000				$ 3,621,000,000
Ordinary shares [member] | Coca Cola FEMSA [member]
Disclosure of classes of share capital [line items]
Dividend approved to be paid																$ 7,038,000,000	$ 6,991,000,000			$ 6,945,000,000
Percentage of dividend paid		50.00%		50.00%		50.00%		50.00%		50.00%		50.00%